N-6	Jan. 23, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	NATIONWIDE VLI SEPARATE ACCOUNT 4
Entity Central Index Key	0001041357
Entity Investment Company Type	N-6
Document Period End Date	Jan. 23, 2025
Amendment Flag	false
Nationwide Innovator Corporate VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting of the Board of Trustees (the "Board") of Nationwide Variable Insurance Trust held on December 11, 2024, the Board approved the termination of Columbia Management Investment Advisor, LLC as the subadviser to the NVIT Columbia Overseas Value Fund (the "Fund") and the appointment of Putnam Investment Management, LLC as the Fund’s new subadviser. This change is anticipated to take effect on or about January 31, 2025 (the "Effective Date").As of the Effective Date the statutory prospectus is amended as follows:The names of the investment option(s) and subadviser(s) are updated as indicated below:
CURRENT INFORMATION	UPDATED INFORMATION
Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Columbia Management Investment Advisor, LLC	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: Putnam Investment Management, LLC
All references to the Fund’s former name and subadviser are replaced accordingly.
Nationwide Innovator Corporate VUL | NationwideVariableInsuranceTrustNVITPutnamInternationalValueFundClassXMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC